UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI Sustainable Sector Fund

Semi-Annual Report
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.6
Apple, Inc.	5.9
Amazon.com, Inc.	4.0
NVIDIA Corp.	3.5
Alphabet, Inc. Class A	3.2
iShares ESG Aware MSCI U.S.A. ETF	2.4
Meta Platforms, Inc. Class A	2.3
JPMorgan Chase & Co.	1.7
UnitedHealth Group, Inc.	1.6
Visa, Inc. Class A	1.5
34.7

Market Sectors (% of Fund's net assets)

Information Technology	27.3
Financials	12.9
Health Care	12.2
Consumer Discretionary	10.2
Communication Services	8.7
Industrials	8.4
Consumer Staples	6.2
Energy	3.4
Materials	2.5
Real Estate	2.5
Investment Companies	2.4
Utilities	2.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	14,045	232,726
Cellnex Telecom SA (a)	1,019	38,904
		271,630
Entertainment - 1.9%
Netflix, Inc. (b)	687	325,617
Roku, Inc. Class A (b)	512	53,350
Sea Ltd. ADR (b)	2,199	79,648
Spotify Technology SA (b)	220	40,724
Take-Two Interactive Software, Inc. (b)	362	57,268
The Walt Disney Co.	2,598	240,809
TKO Group Holdings, Inc.	587	45,393
		842,809
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (b)	10,928	1,448,288
Meta Platforms, Inc. Class A (b)	3,294	1,077,632
Snap, Inc. Class A (b)	2,519	34,838
		2,560,758
Media - 0.4%
Charter Communications, Inc. Class A (b)	206	82,427
Comcast Corp. Class A	2,381	99,740
		182,167
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	682	102,607
TOTAL COMMUNICATION SERVICES		3,959,971
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 0.2%
Aptiv PLC (b)	396	32,805
Lear Corp.	353	47,214
		80,019
Automobiles - 1.6%
Ferrari NV	200	71,792
Tesla, Inc. (b)	2,664	639,573
		711,365
Broadline Retail - 4.1%
Amazon.com, Inc. (b)	12,323	1,800,267
eBay, Inc.	1,709	70,086
		1,870,353
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. (b)	61	190,668
Domino's Pizza, Inc.	163	64,041
Marriott International, Inc. Class A	971	196,822
McDonald's Corp.	597	168,258
Yum! Brands, Inc.	1,204	151,162
		770,951
Household Durables - 0.1%
D.R. Horton, Inc.	79	10,086
Mohawk Industries, Inc. (b)	371	32,763
		42,849
Specialty Retail - 1.8%
Burlington Stores, Inc. (b)	176	29,848
Foot Locker, Inc.	395	10,637
Lowe's Companies, Inc.	1,190	236,608
The Home Depot, Inc.	542	169,912
TJX Companies, Inc.	3,719	327,681
Valvoline, Inc.	1,739	59,543
		834,229
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	1,565	172,573
PVH Corp.	824	80,571
Tapestry, Inc.	1,895	60,015
		313,159
TOTAL CONSUMER DISCRETIONARY		4,622,925
CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	1,080	259,729
Diageo PLC	1,311	45,887
The Coca-Cola Co.	5,603	327,439
		633,055
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,056	60,234
Costco Wholesale Corp.	218	129,217
Dollar General Corp.	176	23,077
Target Corp.	164	21,945
Walmart, Inc.	2,992	465,824
		700,297
Food Products - 0.8%
Bunge Global SA	1,037	113,935
Mondelez International, Inc.	3,397	241,391
		355,326
Household Products - 2.0%
Colgate-Palmolive Co.	3,262	256,948
Procter & Gamble Co.	4,356	668,733
		925,681
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,385	176,851
TOTAL CONSUMER STAPLES		2,791,210
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (b)	4,511	70,146
Schlumberger Ltd.	2,202	114,592
		184,738
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	1,955	130,594
Eco Atlantic Oil & Gas Ltd. (b)	47,679	5,973
Hess Corp.	1,291	181,463
Imperial Oil Ltd.	2,726	153,582
Kosmos Energy Ltd. (b)	17,909	121,602
MEG Energy Corp. (b)	10,747	203,226
Phillips 66 Co.	1,574	202,873
Shell PLC ADR	2,929	192,728
Valero Energy Corp.	1,243	155,822
		1,347,863
TOTAL ENERGY		1,532,601
FINANCIALS - 12.9%
Banks - 4.7%
Bank of America Corp.	8,405	256,268
Citigroup, Inc.	1,238	57,072
DNB Bank ASA	4,975	94,765
Eurobank Ergasias Services and Holdings SA ADR (b)	52,176	44,871
HDFC Bank Ltd. sponsored ADR	854	51,274
JPMorgan Chase & Co.	4,821	752,462
KBC Group NV	591	33,838
KeyCorp	8,255	102,279
M&T Bank Corp.	306	39,220
Pathward Financial, Inc.	554	27,473
Piraeus Financial Holdings SA (b)	13,846	49,133
PNC Financial Services Group, Inc.	1,469	196,787
Truist Financial Corp.	2,618	84,143
Wells Fargo & Co.	7,653	341,247
		2,130,832
Capital Markets - 2.4%
Bank of New York Mellon Corp.	2,251	108,768
BlackRock, Inc. Class A	191	143,485
Brookfield Corp. Class A	1,820	64,191
Cboe Global Markets, Inc.	536	97,654
CME Group, Inc.	669	146,083
MarketAxess Holdings, Inc.	237	56,908
Moody's Corp.	404	147,444
Morgan Stanley	2,352	186,608
Northern Trust Corp.	1,142	90,504
State Street Corp.	481	35,026
		1,076,671
Consumer Finance - 0.1%
OneMain Holdings, Inc.	1,057	44,711
Financial Services - 3.0%
Apollo Global Management, Inc.	2,322	213,624
Block, Inc. Class A (b)	3,089	195,935
Dlocal Ltd. (b)	2,222	38,330
Global Payments, Inc.	837	97,460
Shift4 Payments, Inc. (b)	690	45,416
Visa, Inc. Class A	2,719	697,913
Voya Financial, Inc.	576	41,190
Worldline SA (a)(b)	2,064	32,078
		1,361,946
Insurance - 2.7%
Arthur J. Gallagher & Co.	827	205,923
Chubb Ltd.	951	218,188
Globe Life, Inc.	680	83,728
Hartford Financial Services Group, Inc.	1,556	121,617
Marsh & McLennan Companies, Inc.	1,060	211,385
Progressive Corp.	1,109	181,909
Prudential PLC	2,273	24,861
The Travelers Companies, Inc.	660	119,209
Unum Group	1,830	78,690
		1,245,510
TOTAL FINANCIALS		5,859,670
HEALTH CARE - 12.2%
Biotechnology - 1.6%
AbbVie, Inc.	418	59,519
Amgen, Inc.	167	45,030
Blueprint Medicines Corp. (b)	684	47,634
Cytokinetics, Inc. (b)	1,548	51,827
Karuna Therapeutics, Inc. (b)	204	39,007
Legend Biotech Corp. ADR (b)	1,386	84,297
Regeneron Pharmaceuticals, Inc. (b)	344	283,391
Vaxcyte, Inc. (b)	1,386	71,753
Vertex Pharmaceuticals, Inc. (b)	176	62,447
		744,905
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (b)	9,743	544,536
Edwards Lifesciences Corp. (b)	883	59,788
Inspire Medical Systems, Inc. (b)	396	57,543
Insulet Corp. (b)	468	88,494
Masimo Corp. (b)	642	60,194
Penumbra, Inc. (b)	897	199,215
Stryker Corp.	367	108,753
Tandem Diabetes Care, Inc. (b)	1,447	29,287
		1,147,810
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (b)	787	57,443
Centene Corp. (b)	2,005	147,728
Cigna Group	1,115	293,111
CVS Health Corp.	3,405	231,370
Elevance Health, Inc.	101	48,428
Humana, Inc.	138	66,911
LifeStance Health Group, Inc. (b)	5,864	40,286
Molina Healthcare, Inc. (b)	182	66,532
Privia Health Group, Inc. (b)	3,614	74,665
UnitedHealth Group, Inc.	1,339	740,427
		1,766,901
Health Care Technology - 0.1%
Evolent Health, Inc. (b)	666	18,515
Phreesia, Inc. (b)	2,155	33,209
		51,724
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (b)	539	23,457
Danaher Corp.	2,173	485,253
IQVIA Holdings, Inc. (b)	570	122,037
Thermo Fisher Scientific, Inc.	706	350,007
		980,754
Pharmaceuticals - 1.9%
Eli Lilly & Co.	882	521,297
Merck & Co., Inc.	2,255	231,092
Royalty Pharma PLC	2,979	80,642
Structure Therapeutics, Inc. ADR	264	14,702
		847,733
TOTAL HEALTH CARE		5,539,827
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
Howmet Aerospace, Inc.	2,388	125,609
Lockheed Martin Corp.	684	306,275
Northrop Grumman Corp.	272	129,244
RTX Corp.	1,324	107,880
		669,008
Air Freight & Logistics - 0.2%
FedEx Corp.	362	93,696
Building Products - 0.7%
Trane Technologies PLC	1,358	306,107
Construction & Engineering - 0.1%
Quanta Services, Inc.	333	62,707
Electrical Equipment - 1.0%
AMETEK, Inc.	1,689	262,183
Eaton Corp. PLC	770	175,321
		437,504
Ground Transportation - 1.4%
CSX Corp.	4,005	129,362
Old Dominion Freight Lines, Inc.	520	202,311
Uber Technologies, Inc. (b)	2,688	151,549
Union Pacific Corp.	674	151,832
		635,054
Industrial Conglomerates - 0.7%
General Electric Co.	2,541	309,494
Machinery - 2.6%
Caterpillar, Inc.	596	149,429
Deere & Co.	187	68,145
Dover Corp.	1,396	197,059
Fortive Corp.	2,781	191,833
Ingersoll Rand, Inc.	3,176	226,862
Parker Hannifin Corp.	782	338,747
		1,172,075
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,378	50,890
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	6,381	67,575
TOTAL INDUSTRIALS		3,804,110
INFORMATION TECHNOLOGY - 27.3%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	1,909	173,700
IT Services - 1.4%
Capgemini SA	647	132,401
Infosys Ltd. sponsored ADR	2,721	47,754
MongoDB, Inc. Class A (b)	429	178,352
Shopify, Inc. Class A (b)	591	43,037
Snowflake, Inc. (b)	467	87,647
Twilio, Inc. Class A (b)	1,094	70,760
Wix.com Ltd. (b)	662	67,193
		627,144
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (b)	1,770	214,453
ASML Holding NV (Netherlands)	210	143,121
Marvell Technology, Inc.	166	9,251
Micron Technology, Inc.	3,993	303,947
NVIDIA Corp.	3,412	1,595,792
NXP Semiconductors NV	654	133,468
ON Semiconductor Corp. (b)	474	33,810
Renesas Electronics Corp. (b)	5,958	103,842
SolarEdge Technologies, Inc. (b)	823	65,330
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,518	147,717
		2,750,731
Software - 13.3%
Adobe, Inc. (b)	913	557,852
Autodesk, Inc. (b)	772	168,628
Elastic NV (b)	805	64,690
HubSpot, Inc. (b)	307	151,637
Intuit, Inc.	592	338,304
Microsoft Corp.	10,250	3,883,820
Salesforce, Inc. (b)	1,795	452,161
Synopsys, Inc. (b)	429	233,046
Tenable Holdings, Inc. (b)	1,268	52,483
Workday, Inc. Class A (b)	554	149,979
		6,052,600
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	14,035	2,665,948
Samsung Electronics Co. Ltd. GDR (Reg. S)	64	89,024
		2,754,972
TOTAL INFORMATION TECHNOLOGY		12,359,147
MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	230	62,227
Celanese Corp. Class A	500	69,330
Chemtrade Logistics Income Fund	4,057	26,011
Corteva, Inc.	1,548	69,970
Dow, Inc.	1,206	62,411
DuPont de Nemours, Inc.	690	49,363
Linde PLC	801	331,430
LyondellBasell Industries NV Class A	973	92,532
Nutrien Ltd.	120	6,419
Olin Corp.	256	12,068
The Chemours Co. LLC	1,116	30,612
The Mosaic Co.	758	27,205
		839,578
Construction Materials - 0.1%
Vulcan Materials Co.	272	58,088
Containers & Packaging - 0.2%
Aptargroup, Inc.	314	39,843
Crown Holdings, Inc.	141	12,127
Greif, Inc. Class A	516	36,068
		88,038
Metals & Mining - 0.4%
E3 Lithium Ltd. (b)	400	628
First Quantum Minerals Ltd.	1,549	12,682
Franco-Nevada Corp.	361	40,432
Freeport-McMoRan, Inc.	2,123	79,230
Nucor Corp.	107	18,187
Reliance Steel & Aluminum Co.	65	17,892
		169,051
TOTAL MATERIALS		1,154,755
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	125	13,675
American Tower Corp.	646	134,872
COPT Defense Properties (SBI)	1,438	34,800
Crown Castle International Corp.	729	85,497
CubeSmart	822	32,683
Digital Realty Trust, Inc.	700	97,146
Equinix, Inc.	206	167,892
Essex Property Trust, Inc.	287	61,263
Extra Space Storage, Inc.	72	9,372
Mid-America Apartment Communities, Inc.	642	79,916
Omega Healthcare Investors, Inc.	1,025	32,544
Prologis (REIT), Inc.	1,251	143,777
Simon Property Group, Inc.	550	68,690
Ventas, Inc.	1,031	47,261
Welltower, Inc.	1,306	116,365
		1,125,753
UTILITIES - 2.1%
Electric Utilities - 1.4%
Duke Energy Corp.	804	74,193
Edison International	1,457	97,604
FirstEnergy Corp.	2,112	78,017
NextEra Energy, Inc.	2,937	171,844
NRG Energy, Inc.	1,069	51,141
PG&E Corp.	8,598	147,628
		620,427
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	3,665	63,075
Multi-Utilities - 0.6%
Dominion Energy, Inc.	775	35,139
NiSource, Inc.	3,055	78,330
Sempra	2,211	161,116
		274,585
TOTAL UTILITIES		958,087
TOTAL COMMON STOCKS (Cost $40,132,584)		43,708,056

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $978,075)	977,879	978,075

Equity Funds - 2.4%
	Shares	Value ($)
Domestic Equity Funds - 2.4%
iShares ESG Aware MSCI U.S.A. ETF (Cost $1,084,413)	10,820	1,087,302

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $42,195,072)	45,773,433
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(427,104)
NET ASSETS - 100.0%	45,346,329

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,982 or 0.2% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	128,396	10,403,096	9,553,417	12,763	-	-	978,075	0.0%
Total	128,396	10,403,096	9,553,417	12,763	-	-	978,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,959,971	3,921,067	38,904	-
Consumer Discretionary	4,622,925	4,622,925	-	-
Consumer Staples	2,791,210	2,745,323	45,887	-
Energy	1,532,601	1,532,601	-	-
Financials	5,859,670	5,802,731	56,939	-
Health Care	5,539,827	5,539,827	-	-
Industrials	3,804,110	3,804,110	-	-
Information Technology	12,359,147	12,112,184	246,963	-
Materials	1,154,755	1,154,755	-	-
Real Estate	1,125,753	1,125,753	-	-
Utilities	958,087	958,087	-	-

Money Market Funds	978,075	978,075	-	-

Equity Funds	1,087,302	1,087,302	-	-
Total Investments in Securities:	45,773,433	45,384,740	388,693	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $41,216,997)	$44,795,358
Fidelity Central Funds (cost $978,075)	978,075

Total Investment in Securities (cost $42,195,072)		$45,773,433
Receivable for investments sold		109,650
Receivable for fund shares sold		390,918
Dividends receivable		44,812
Distributions receivable from Fidelity Central Funds		5,035
Prepaid expenses		16
Receivable from investment adviser for expense reductions		4,335
Total assets		46,328,199
Liabilities
Payable for investments purchased	$920,435
Payable for fund shares redeemed	28,614
Accrued management fee	13,066
Other payables and accrued expenses	19,755
Total Liabilities		981,870
Net Assets		$45,346,329
Net Assets consist of:
Paid in capital		$41,803,053
Total accumulated earnings (loss)		3,543,276
Net Assets		$45,346,329
Net Asset Value, offering price and redemption price per share ($45,346,329 ÷ 4,185,885 shares)		$10.83

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends		$134,254
Income from Fidelity Central Funds		12,763
Total Income		147,017
Expenses
Management fee	$43,923
Custodian fees and expenses	3,724
Independent trustees' fees and expenses	41
Registration fees	7,352
Audit	21,551
Legal	5
Miscellaneous	24
Total expenses before reductions	76,620
Expense reductions	(25,448)
Total expenses after reductions		51,172
Net Investment income (loss)		95,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,252
Foreign currency transactions	(21)
Total net realized gain (loss)		3,231
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,673,468
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		2,673,473
Net gain (loss)		2,676,704
Net increase (decrease) in net assets resulting from operations		$2,772,549
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,845	$57,936
Net realized gain (loss)	3,231	(125,325)
Change in net unrealized appreciation (depreciation)	2,673,473	1,030,311
Net increase (decrease) in net assets resulting from operations	2,772,549	962,922
Distributions to shareholders	(42,890)	(19,946)

Share transactions
Proceeds from sales of shares	32,341,528	11,019,872
Reinvestment of distributions	39,480	19,506
Cost of shares redeemed	(2,419,762)	(1,202,039)

Net increase (decrease) in net assets resulting from share transactions	29,961,246	9,837,339
Total increase (decrease) in net assets	32,690,905	10,780,315

Net Assets
Beginning of period	12,655,424	1,875,109
End of period	$45,346,329	$12,655,424

Other Information
Shares
Sold	3,121,116	1,219,472
Issued in reinvestment of distributions	3,739	2,203
Redeemed	(231,769)	(129,354)
Net increase (decrease)	2,893,086	1,092,321

Financial Highlights
Fidelity® SAI Sustainable Sector Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.09	.01
Net realized and unrealized gain (loss)	1.02	.39	(.66)
Total from investment operations	1.07	.48	(.65)
Distributions from net investment income	(.03)	(.04)	-
Total distributions	(.03)	(.04)	-
Net asset value, end of period	$10.83	$9.79	$9.35
Total Return D,E	10.94%	5.16%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H	1.93%	3.86% H,I
Expenses net of fee waivers, if any	.49% H	.49%	.50% H,I
Expenses net of all reductions	.49% H	.49%	.50% H,I
Net investment income (loss)	.92% H	.98%	.81% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$45,346	$12,655	$1,875
Portfolio turnover rate J	192% H	112%	3% K

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity SAI Sustainable Sector Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,258,198
Gross unrealized depreciation	(779,951)
Net unrealized appreciation (depreciation)	$3,478,247
Tax cost	$42,295,186

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(55,605)
Long-term	(14,092)
Total capital loss carryforward	$(69,697)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Sector Fund	50,420,691	20,841,319
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable Sector Fund	$320

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Sector Fund	104,825	61,842	4,554
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Sustainable Sector Fund	$12
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through September 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $24,999.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $145.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $304.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® SAI Sustainable Sector Fund	.49%
Actual		$ 1,000	$ 1,109.40	$ 2.58
Hypothetical-B		$ 1,000	$ 1,022.55	$ 2.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Sector Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2022 and below the competitive median of the asset size peer group for the period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9905646.101
SES-SANN-0124
Fidelity® Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.1
NVIDIA Corp.	3.8
Alphabet, Inc. Class A	3.2
Salesforce, Inc.	3.2
Apple, Inc.	3.1
Amazon.com, Inc.	3.0
Intuit, Inc.	2.8
The Travelers Companies, Inc.	2.3
Procter & Gamble Co.	2.2
Accenture PLC Class A	2.1
34.8

Market Sectors (% of Fund's net assets)

Information Technology	28.1
Health Care	12.7
Financials	11.7
Consumer Discretionary	10.7
Communication Services	9.3
Industrials	9.2
Materials	4.7
Consumer Staples	4.4
Energy	3.8
Utilities	2.1
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Entertainment - 4.1%
Netflix, Inc. (a)	939	445,058
The Walt Disney Co.	4,812	446,024
		891,082
Interactive Media & Services - 3.2%
Alphabet, Inc. Class A (a)	5,200	689,156
Media - 2.0%
Comcast Corp. Class A	5,824	243,967
Interpublic Group of Companies, Inc.	6,192	190,342
		434,309
TOTAL COMMUNICATION SERVICES		2,014,547
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.6%
Aptiv PLC (a)	1,604	132,875
Automobiles - 1.0%
General Motors Co.	3,992	126,147
Tesla, Inc. (a)	355	85,228
		211,375
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	4,482	654,775
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	2,478	141,172
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. Class A	1,529	309,928
Household Durables - 0.7%
Taylor Morrison Home Corp. (a)	3,354	151,265
Specialty Retail - 1.4%
Lowe's Companies, Inc.	1,483	294,865
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	365	279,184
Tapestry, Inc.	4,308	136,434
		415,618
TOTAL CONSUMER DISCRETIONARY		2,311,873
CONSUMER STAPLES - 4.4%
Consumer Staples Distribution & Retail - 0.6%
Sprouts Farmers Market LLC (a)	2,928	126,138
Food Products - 0.9%
Darling Ingredients, Inc. (a)	2,237	98,137
Nomad Foods Ltd. (a)	5,558	89,762
		187,899
Household Products - 2.2%
Procter & Gamble Co.	3,154	484,202
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	1,171	149,525
TOTAL CONSUMER STAPLES		947,764
ENERGY - 3.8%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	8,838	298,283
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	1,280	233,152
Equinor ASA	5,550	177,319
Occidental Petroleum Corp.	1,970	116,526
		526,997
TOTAL ENERGY		825,280
FINANCIALS - 11.7%
Banks - 1.8%
Bank of America Corp.	12,704	387,345
Capital Markets - 4.8%
BlackRock, Inc. Class A	466	350,073
Moody's Corp.	1,138	415,324
Northern Trust Corp.	3,539	280,466
		1,045,863
Consumer Finance - 1.5%
American Express Co.	1,911	326,341
Financial Services - 1.3%
MasterCard, Inc. Class A	684	283,060
Insurance - 2.3%
The Travelers Companies, Inc.	2,705	488,577
TOTAL FINANCIALS		2,531,186
HEALTH CARE - 12.5%
Biotechnology - 1.1%
Moderna, Inc. (a)	626	48,640
Vertex Pharmaceuticals, Inc. (a)	559	198,339
		246,979
Health Care Providers & Services - 4.0%
Centene Corp. (a)	3,146	231,797
Cigna Group	1,601	420,871
CVS Health Corp.	3,127	212,480
		865,148
Life Sciences Tools & Services - 3.4%
Danaher Corp.	1,938	432,775
ICON PLC (a)	1,111	296,570
		729,345
Pharmaceuticals - 4.0%
Merck & Co., Inc.	4,119	422,115
UCB SA	2,398	177,078
Zoetis, Inc. Class A	1,575	278,255
		877,448
TOTAL HEALTH CARE		2,718,920
INDUSTRIALS - 9.2%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	1,451	219,986
Building Products - 0.8%
Johnson Controls International PLC	3,485	184,008
Commercial Services & Supplies - 0.2%
Veralto Corp.	637	49,208
Electrical Equipment - 2.7%
Acuity Brands, Inc.	1,246	223,358
Generac Holdings, Inc. (a)	842	98,573
Prysmian SpA	2,873	110,486
Regal Rexnord Corp.	1,191	142,682
		575,099
Machinery - 2.2%
Deere & Co.	515	187,671
Energy Recovery, Inc. (a)	3,015	57,466
Ingersoll Rand, Inc.	3,386	241,862
		486,999
Professional Services - 2.3%
KBR, Inc.	6,761	349,341
Manpower, Inc.	1,879	139,441
		488,782
TOTAL INDUSTRIALS		2,004,082
INFORMATION TECHNOLOGY - 28.1%
IT Services - 2.1%
Accenture PLC Class A	1,397	465,397
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	2,233	270,550
NVIDIA Corp.	1,746	816,604
ON Semiconductor Corp. (a)	3,438	245,233
		1,332,387
Software - 16.8%
Adobe, Inc. (a)	625	381,881
Intuit, Inc.	1,050	600,033
Microsoft Corp.	5,205	1,972,228
Salesforce, Inc. (a)	2,735	688,947
		3,643,089
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	3,502	665,205
TOTAL INFORMATION TECHNOLOGY		6,106,078
MATERIALS - 4.7%
Chemicals - 1.9%
Linde PLC	1,022	422,873
Containers & Packaging - 2.8%
Avery Dennison Corp.	1,966	382,387
Crown Holdings, Inc.	2,573	221,304
		603,691
TOTAL MATERIALS		1,026,564
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Prologis (REIT), Inc.	3,565	409,725
UTILITIES - 2.1%
Electric Utilities - 1.0%
NextEra Energy, Inc.	3,816	223,274
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	4,762	118,907
Water Utilities - 0.5%
American Water Works Co., Inc.	895	117,997
TOTAL UTILITIES		460,178
TOTAL COMMON STOCKS (Cost $19,702,023)		21,356,197

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (a)(b)(c) (Cost $32,287)	37	40,932

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d) (Cost $281,671)	281,615	281,671

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $20,015,981)	21,678,800
NET OTHER ASSETS (LIABILITIES) - 0.1%	16,192
NET ASSETS - 100.0%	21,694,992

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,932 or 0.2% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	431,383	4,085,888	4,235,600	13,907	-	-	281,671	0.0%
Total	431,383	4,085,888	4,235,600	13,907	-	-	281,671

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,014,547	2,014,547	-	-
Consumer Discretionary	2,311,873	2,311,873	-	-
Consumer Staples	947,764	947,764	-	-
Energy	825,280	647,961	177,319	-
Financials	2,531,186	2,531,186	-	-
Health Care	2,759,852	2,718,920	-	40,932
Industrials	2,004,082	2,004,082	-	-
Information Technology	6,106,078	6,106,078	-	-
Materials	1,026,564	1,026,564	-	-
Real Estate	409,725	409,725	-	-
Utilities	460,178	460,178	-	-

Money Market Funds	281,671	281,671	-	-
Total Investments in Securities:	21,678,800	21,460,549	177,319	40,932
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,734,310)	$21,397,129
Fidelity Central Funds (cost $281,671)	281,671

Total Investment in Securities (cost $20,015,981)		$21,678,800
Foreign currency held at value (cost $8)		8
Receivable for fund shares sold		42,736
Dividends receivable		23,581
Distributions receivable from Fidelity Central Funds		1,376
Prepaid expenses		23
Receivable from investment adviser for expense reductions		2,612
Total assets		21,749,136
Liabilities
Payable for fund shares redeemed	$10,677
Accrued management fee	9,061
Transfer agent fee payable	4,153
Distribution and service plan fees payable	662
Other affiliated payables	624
Audit fee payable	27,187
Other payables and accrued expenses	1,780
Total Liabilities		54,144
Net Assets		$21,694,992
Net Assets consist of:
Paid in capital		$21,712,357
Total accumulated earnings (loss)		(17,365)
Net Assets		$21,694,992

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($854,444 ÷ 82,240 shares)(a)		$10.39
Maximum offering price per share (100/94.25 of $10.39)		$11.02
Class M :
Net Asset Value and redemption price per share ($358,251 ÷ 34,582 shares)(a)		$10.36
Maximum offering price per share (100/96.50 of $10.36)		$10.74
Class C :
Net Asset Value and offering price per share ($423,844 ÷ 41,250 shares)(a)		$10.28
Fidelity Sustainable U.S. Equity Fund :
Net Asset Value, offering price and redemption price per share ($19,621,420 ÷ 1,884,604 shares)		$10.41
Class I :
Net Asset Value, offering price and redemption price per share ($190,134 ÷ 18,264 shares)		$10.41
Class Z :
Net Asset Value, offering price and redemption price per share ($246,899 ÷ 23,631 shares)		$10.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends		$129,599
Income from Fidelity Central Funds		13,907
Total Income		143,506
Expenses
Management fee
Basic fee	$52,850
Performance adjustment	(192)
Transfer agent fees	24,892
Distribution and service plan fees	3,602
Accounting fees and expenses	3,575
Custodian fees and expenses	1,659
Independent trustees' fees and expenses	52
Registration fees	26,655
Audit	24,472
Legal	7
Miscellaneous	35
Total expenses before reductions	137,607
Expense reductions	(44,153)
Total expenses after reductions		93,454
Net Investment income (loss)		50,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(182,446)
Foreign currency transactions	626
Total net realized gain (loss)		(181,820)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,497,660
Assets and liabilities in foreign currencies	116
Total change in net unrealized appreciation (depreciation)		1,497,776
Net gain (loss)		1,315,956
Net increase (decrease) in net assets resulting from operations		$1,366,008
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,052	$126,401
Net realized gain (loss)	(181,820)	(1,069,431)
Change in net unrealized appreciation (depreciation)	1,497,776	1,611,360
Net increase (decrease) in net assets resulting from operations	1,366,008	668,330
Distributions to shareholders	(25,215)	(108,305)

Share transactions - net increase (decrease)	2,537,317	1,194,089
Total increase (decrease) in net assets	3,878,110	1,754,114

Net Assets
Beginning of period	17,816,882	16,062,768
End of period	$21,694,992	$17,816,882

Financial Highlights
Fidelity Advisor® Sustainable U.S. Equity Fund Class A

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.05 D	- E
Net realized and unrealized gain (loss)	.69	.31	(.58)
Total from investment operations	.70	.36	(.58)
Distributions from net investment income	(.01)	(.04)	-
Distributions from net realized gain	-	-	(.04)
Total distributions	(.01)	(.04)	(.04)
Net asset value, end of period	$10.39	$9.70	$9.38
Total Return F,G,H	7.16%	3.90%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.57% K	1.97%	3.52% K
Expenses net of fee waivers, if any	1.14% K	1.15%	1.14% K
Expenses net of all reductions	1.14% K	1.15%	1.14% K
Net investment income (loss)	.28% K	.56% D	-% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$854	$642	$633
Portfolio turnover rate M	32% K	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

EAmount represents less than $.005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount represents less than .005%.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable U.S. Equity Fund Class M

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.03 E	(.02)
Net realized and unrealized gain (loss)	.68	.31	(.59)
Total from investment operations	.68	.34	(.61)
Distributions from net investment income	-	(.03)	-
Distributions from net realized gain	-	-	(.02)
Total distributions	-	(.03)	(.02)
Net asset value, end of period	$10.36	$9.68	$9.37
Total Return F,G,H	7.02%	3.66%	(6.10)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.85% K	2.19%	4.05% K
Expenses net of fee waivers, if any	1.39% K	1.40%	1.39% K
Expenses net of all reductions	1.39% K	1.40%	1.39% K
Net investment income (loss)	.03% K	.31% E	(.26)% K
Supplemental Data
Net assets, end of period (000 omitted)	$358	$351	$258
Portfolio turnover rate L	32% K	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable U.S. Equity Fund Class C

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.02) D	(.07)
Net realized and unrealized gain (loss)	.68	.31	(.58)
Total from investment operations	.66	.29	(.65)
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.01)
Net asset value, end of period	$10.28	$9.62	$9.34
Total Return E,F,G	6.86%	3.07%	(6.53)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.32% J	2.71%	4.65% J
Expenses net of fee waivers, if any	1.89% J	1.90%	1.89% J
Expenses net of all reductions	1.89% J	1.90%	1.89% J
Net investment income (loss)	(.47)% J	(.20)% D	(.75)% J
Supplemental Data
Net assets, end of period (000 omitted)	$424	$305	$273
Portfolio turnover rate K	32% J	37%	55% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable U.S. Equity Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.07 D	.02
Net realized and unrealized gain (loss)	.67	.31	(.57)
Total from investment operations	.70	.38	(.55)
Distributions from net investment income	(.01)	(.06)	(.01)
Distributions from net realized gain	-	-	(.04)
Total distributions	(.01)	(.06)	(.05)
Net asset value, end of period	$10.41	$9.72	$9.40
Total Return E,F	7.24%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.33% I	1.70%	3.21% I
Expenses net of fee waivers, if any	.89% I	.90%	.89% I
Expenses net of all reductions	.89% I	.90%	.89% I
Net investment income (loss)	.53% I	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,621	$16,265	$14,669
Portfolio turnover rate J	32% I	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable U.S. Equity Fund Class I

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.07 D	.02
Net realized and unrealized gain (loss)	.67	.31	(.57)
Total from investment operations	.70	.38	(.55)
Distributions from net investment income	(.01)	(.06)	(.01)
Distributions from net realized gain	-	-	(.04)
Total distributions	(.01)	(.06)	(.05)
Net asset value, end of period	$10.41	$9.72	$9.40
Total Return E,F	7.24%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.18% I	1.58%	3.76% I
Expenses net of fee waivers, if any	.89% I	.90%	.90% I
Expenses net of all reductions	.89% I	.90%	.90% I
Net investment income (loss)	.53% I	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$190	$124	$116
Portfolio turnover rate J	32% I	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable U.S. Equity Fund Class Z

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.09 D	.04
Net realized and unrealized gain (loss)	.69	.30	(.58)
Total from investment operations	.72	.39	(.54)
Distributions from net investment income	(.01)	(.06)	(.01)
Distributions from net realized gain	-	-	(.04)
Total distributions	(.01)	(.06)	(.05)
Net asset value, end of period	$10.45	$9.74	$9.41
Total Return E,F	7.43%	4.24%	(5.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05% I	1.51%	3.72% I
Expenses net of fee waivers, if any	.74% I	.75%	.75% I
Expenses net of all reductions	.74% I	.75%	.75% I
Net investment income (loss)	.68% I	.96% D	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$247	$130	$113
Portfolio turnover rate J	32% I	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,876,931
Gross unrealized depreciation	(1,425,406)
Net unrealized appreciation (depreciation)	$1,451,525
Tax cost	$20,227,275

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(823,174)
Long-term	(441,692)
Total capital loss carryforward	$(1,264,866)

Due to large subscriptions in a prior period, approximately $654,143 of the Fund's realized capital losses are subjects to limitation. Due to this limitation, the Fund will only be permitted to use approximately $303,809 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable U.S. Equity Fund	5,831,808	3,113,306
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Sustainable U.S. Equity Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$934	$260
Class M	.25%	.25%	916	223
Class C	.75%	.25%	1,752	642
			$3,602	$1,125

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$972
Class M	38
$1,010

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$970.26
Class M	462.25
Class C	435.25
Fidelity Sustainable U.S. Equity Fund	22,888.25
Class I	96.13
Class Z	41.04
	$24,892

A Annualized

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000%
Class M	0.2000%
Class C	0.2000%
Fidelity Sustainable U.S. Equity Fund	0.2000%
Class I	0.1317%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable U.S. Equity Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Sustainable U.S. Equity Fund	0.0354%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Sustainable U.S. Equity Fund	$44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable U.S. Equity Fund	291,011	541,435	79,256
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Sustainable U.S. Equity Fund	$16
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2024. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%	$1,574
Class M	1.40%	814
Class C	1.90%	736
Fidelity Sustainable U.S. Equity Fund	.90%	39,622
Class I	.90%	208
Class Z	.75%	296
		$43,250

Through arrangements with the Fund's custodian and credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $171.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $732.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2023	Year ended May 31, 2023
Fidelity Sustainable U.S. Equity Fund
Distributions to shareholders
Class A	$333	$2,967
Class M	-	1,064
Class C	-	201
Fidelity Sustainable U.S. Equity Fund	24,514	102,541
Class I	172	778
Class Z	196	754
Total	$25,215	$108,305
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2023	Year ended May 31, 2023	Six months ended November 30, 2023	Year ended May 31, 2023
Fidelity Sustainable U.S. Equity Fund
Class A
Shares sold	22,378	29,639	$229,031	$276,421
Reinvestment of distributions	32	334	333	2,967
Shares redeemed	(6,354)	(31,294)	(65,688)	(282,276)
Net increase (decrease)	16,056	(1,321)	$163,676	$(2,888)
Class M
Shares sold	4,068	9,821	$41,075	$88,021
Reinvestment of distributions	-	120	-	1,064
Shares redeemed	(5,743)	(1,245)	(56,846)	(11,576)
Net increase (decrease)	(1,675)	8,696	$(15,771)	$77,509
Class C
Shares sold	11,681	9,716	$115,999	$89,433
Reinvestment of distributions	-	23	-	201
Shares redeemed	(2,164)	(7,231)	(22,091)	(68,668)
Net increase (decrease)	9,517	2,508	$93,908	$20,966
Fidelity Sustainable U.S. Equity Fund
Shares sold	540,127	645,911	$5,493,121	$5,923,495
Reinvestment of distributions	2,055	10,196	21,558	90,609
Shares redeemed	(331,477)	(543,016)	(3,378,561)	(4,932,160)
Net increase (decrease)	210,705	113,091	$2,136,118	$1,081,944
Class I
Shares sold	7,851	284	$77,531	$2,705
Reinvestment of distributions	16	88	172	778
Shares redeemed	(2,317)	-	(23,839)	-
Net increase (decrease)	5,550	372	$53,864	$3,483
Class Z
Shares sold	10,231	1,977	$105,326	$18,587
Reinvestment of distributions	19	85	196	754
Shares redeemed	-	(690)	-	(6,266)
Net increase (decrease)	10,250	1,372	$105,522	$13,075
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023
Fidelity® Sustainable U.S. Equity Fund
Class A **	1.14%
Actual		$ 1,000	$ 1,071.60	$ 5.90
Hypothetical-B		$ 1,000	$ 1,019.30	$ 5.76
Class M	1.39%
Actual		$ 1,000	$ 1,070.20	$ 7.19
Hypothetical-B		$ 1,000	$ 1,018.05	$ 7.01
Class C	1.89%
Actual		$ 1,000	$ 1,068.60	$ 9.77
Hypothetical-B		$ 1,000	$ 1,015.55	$ 9.52
Fidelity® Sustainable U.S. Equity Fund **	.89%
Actual		$ 1,000	$ 1,072.40	$ 4.61
Hypothetical-B		$ 1,000	$ 1,020.55	$ 4.50
Class I	.89%
Actual		$ 1,000	$ 1,072.40	$ 4.61
Hypothetical-B		$ 1,000	$ 1,020.55	$ 4.50
Class Z	.74%
Actual		$ 1,000	$ 1,074.30	$ 3.84
Hypothetical-B		$ 1,000	$ 1,021.30	$ 3.74

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective December 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Sustainable U.S. Equity Fund
Class A	1.08%
Actual		$ 5.59
Hypothetical- B		$ 5.45
Fidelity® Sustainable U.S. Equity Fund	.84%
Actual		$ 4.35
Hypothetical- B		$ 4.24

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable U.S. Equity
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9901905.102
SUS-SANN-0124
Fidelity® Agricultural Productivity Fund
Fidelity® Water Sustainability Fund

Semi-Annual Report
November 30, 2023

Contents

Fidelity® Agricultural Productivity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Water Sustainability Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Agricultural Productivity Fund
Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Deere & Co.	23.5
Corteva, Inc.	9.9
Archer Daniels Midland Co.	8.0
Nutrien Ltd.	7.7
Bunge Global SA	4.9
Lamb Weston Holdings, Inc.	4.9
Ingredion, Inc.	4.8
CF Industries Holdings, Inc.	4.5
Toro Co.	4.1
Darling Ingredients, Inc.	3.6
75.9

Market Sectors (% of Fund's net assets)

Consumer Staples	39.5
Materials	30.6
Industrials	29.0
Health Care	0.5

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Agricultural Productivity Fund
Schedule of Investments November 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CONSUMER STAPLES - 39.5%
Food Products - 39.5%
Adecoagro SA	61,162	700,917
Archer Daniels Midland Co.	69,503	5,124,456
Bakkafrost	34,355	1,659,018
Bunge Global SA	28,736	3,157,224
Cranswick PLC	37,550	1,820,352
Darling Ingredients, Inc. (a)	52,057	2,283,741
First Resources Ltd.	654,667	680,262
Ingredion, Inc.	29,833	3,057,584
Lamb Weston Holdings, Inc.	31,291	3,130,039
Origin Enterprises PLC	191,631	722,766
Pilgrim's Pride Corp. (a)	47,056	1,202,751
Sakata Seed Corp.	63,237	1,699,713
		25,238,823
HEALTH CARE - 0.5%
Biotechnology - 0.5%
Cibus, Inc. (a)	25,743	323,590
INDUSTRIALS - 29.0%
Machinery - 29.0%
AGCO Corp.	8,270	938,893
Deere & Co.	41,108	14,980,166
Toro Co.	31,311	2,598,813
		18,517,872
MATERIALS - 30.6%
Chemicals - 30.6%
CF Industries Holdings, Inc.	37,864	2,845,480
Corteva, Inc.	139,140	6,289,128
FMC Corp.	26,267	1,409,487
Nufarm Ltd.	350,122	1,096,566
Nutrien Ltd.	92,453	4,945,089
OCI NV	51,788	1,112,768
Sabic Agriculture-Nutrients Co.	39,638	1,453,869
The Mosaic Co.	9,933	356,495
		19,508,882
TOTAL COMMON STOCKS (Cost $59,902,539)		63,589,167

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $59,902,539)	63,589,167
NET OTHER ASSETS (LIABILITIES) - 0.4%	229,661
NET ASSETS - 100.0%	63,818,828

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,462,746	5,988,286	9,451,032	14,063	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	7,468,480	7,468,480	6,184	-	-	-	0.0%
Total	3,462,746	13,456,766	16,919,512	20,247	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Staples	25,238,823	25,238,823	-	-
Health Care	323,590	323,590	-	-
Industrials	18,517,872	18,517,872	-	-
Materials	19,508,882	19,508,882	-	-

Total Investments in Securities:	63,589,167	63,589,167	-	-
Fidelity® Agricultural Productivity Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $59,902,539):		$63,589,167
Foreign currency held at value (cost $46)		46
Receivable for investments sold		530,718
Receivable for fund shares sold		17,853
Dividends receivable		110,890
Distributions receivable from Fidelity Central Funds		1,250
Prepaid expenses		103
Receivable from investment adviser for expense reductions		5,853
Total assets		64,255,880
Liabilities
Payable to custodian bank	$168,839
Payable for fund shares redeemed	184,387
Accrued management fee	37,003
Other affiliated payables	17,196
Audit fee payable	23,484
Other payables and accrued expenses	6,143
Total Liabilities		437,052
Net Assets		$63,818,828
Net Assets consist of:
Paid in capital		$80,721,824
Total accumulated earnings (loss)		(16,902,996)
Net Assets		$63,818,828
Net Asset Value, offering price and redemption price per share ($63,818,828 ÷ 3,699,333 shares)		$17.25

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends		$692,361
Income from Fidelity Central Funds (including $6,184 from security lending)		20,247
Total Income		712,608
Expenses
Management fee	$259,682
Transfer agent fees	94,721
Accounting fees	19,208
Custodian fees and expenses	9,863
Independent trustees' fees and expenses	230
Registration fees	8,776
Audit	23,428
Legal	31
Miscellaneous	169
Total expenses before reductions	416,108
Expense reductions	(52,164)
Total expenses after reductions		363,944
Net Investment income (loss)		348,664
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,321,105)
Foreign currency transactions	(1,996)
Total net realized gain (loss)		(1,323,101)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(840,300)
Assets and liabilities in foreign currencies	1,051
Total change in net unrealized appreciation (depreciation)		(839,249)
Net gain (loss)		(2,162,350)
Net increase (decrease) in net assets resulting from operations		$(1,813,686)
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$348,664	$1,930,674
Net realized gain (loss)	(1,323,101)	(16,176,517)
Change in net unrealized appreciation (depreciation)	(839,249)	(10,297,106)
Net increase (decrease) in net assets resulting from operations	(1,813,686)	(24,542,949)
Distributions to shareholders	(504,586)	(1,523,416)

Share transactions
Proceeds from sales of shares	9,796,343	84,868,962
Reinvestment of distributions	460,742	1,392,002
Cost of shares redeemed	(27,022,162)	(143,837,666)

Net increase (decrease) in net assets resulting from share transactions	(16,765,077)	(57,576,702)
Total increase (decrease) in net assets	(19,083,349)	(83,643,067)

Net Assets
Beginning of period	82,902,177	166,545,244
End of period	$63,818,828	$82,902,177

Other Information
Shares
Sold	517,034	4,113,273
Issued in reinvestment of distributions	23,664	68,059
Redeemed	(1,445,651)	(7,284,543)
Net increase (decrease)	(904,953)	(3,103,211)

Financial Highlights
Fidelity® Agricultural Productivity Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.01	$21.61	$18.89	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.32	.16 D	.13 E	.03
Net realized and unrealized gain (loss)	(.72)	(3.67)	2.69	7.92	.88
Total from investment operations	(.64)	(3.35)	2.85	8.05	.91
Distributions from net investment income	(.12)	(.25)	(.09)	(.07)	-
Distributions from net realized gain	-	-	(.04)	- F	-
Total distributions	(.12)	(.25)	(.13)	(.07)	-
Net asset value, end of period	$17.25	$18.01	$21.61	$18.89	$10.91
Total Return G,H	(3.64)%	(15.66)%	15.24%	74.02%	9.10%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.08% K	1.08%	1.15%	1.59%	7.25% K,L
Expenses net of fee waivers, if any	.94% K	.95%	.99%	1.00%	.97% K,L,M
Expenses net of all reductions	.94% K	.95%	.99%	.98%	.97% K,L,M
Net investment income (loss)	.90% K	1.57%	.81% D	.80% E	2.42% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$63,819	$82,902	$166,545	$62,894	$3,390
Portfolio turnover rate N	16% K	44%	50%	19%	4% O

AFor the period April 16, 2020 (commencement of operations) through May 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

FAmount represents less than $.005 per share.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAudit fees are not annualized.

MThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

OAmount not annualized.

Fidelity® Water Sustainability Fund
Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Pentair PLC	8.7
Tetra Tech, Inc.	8.0
United Utilities Group PLC	7.6
Xylem, Inc.	6.8
Ingersoll Rand, Inc.	5.6
Stantec, Inc.	5.1
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	5.0
American Water Works Co., Inc.	4.8
Severn Trent PLC	4.6
Chart Industries, Inc.	4.6
60.8

Market Sectors (% of Fund's net assets)

Industrials	65.8
Utilities	27.6
Information Technology	4.0
Materials	2.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Water Sustainability Fund
Schedule of Investments November 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 94.6%
	Shares	Value ($)
INDUSTRIALS - 65.8%
Building Products - 7.3%
Advanced Drain Systems, Inc.	22,689	2,747,865
Geberit AG (Reg.)	6,384	3,567,808
		6,315,673
Commercial Services & Supplies - 8.6%
Tetra Tech, Inc.	44,044	6,965,559
Veralto Corp.	6,382	493,010
		7,458,569
Construction & Engineering - 5.1%
Stantec, Inc.	59,417	4,427,759
Machinery - 40.6%
Chart Industries, Inc. (a)	30,798	4,004,664
Energy Recovery, Inc. (a)	50,376	960,167
Georg Fischer AG (Reg.)	22,260	1,456,547
IDEX Corp.	10,117	2,040,397
Ingersoll Rand, Inc.	67,929	4,852,168
Kurita Water Industries Ltd.	56,762	2,005,392
Mueller Water Products, Inc. Class A	273,458	3,634,257
Organo Corp.	11,144	455,501
Pentair PLC	116,909	7,545,306
Watts Water Technologies, Inc. Class A	12,393	2,385,776
Xylem, Inc.	56,147	5,902,734
		35,242,909
Professional Services - 1.9%
KBR, Inc.	31,306	1,617,581
Trading Companies & Distributors - 2.3%
Core & Main, Inc. (a)	58,186	2,038,256
TOTAL INDUSTRIALS		57,100,747
INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment, Instruments & Components - 1.2%
Badger Meter, Inc.	7,077	1,042,937
Software - 2.8%
Roper Technologies, Inc.	4,483	2,412,975
TOTAL INFORMATION TECHNOLOGY		3,455,912
MATERIALS - 2.2%
Chemicals - 2.2%
Ecolab, Inc.	10,106	1,937,623
UTILITIES - 22.6%
Water Utilities - 22.6%
American Water Works Co., Inc.	31,907	4,206,619
Essential Utilities, Inc.	99,335	3,537,319
Pennon Group PLC	142,269	1,269,825
Severn Trent PLC	122,742	4,030,396
United Utilities Group PLC	479,524	6,607,777
		19,651,936
TOTAL COMMON STOCKS (Cost $74,004,469)		82,146,218

Nonconvertible Preferred Stocks - 5.0%
	Shares	Value ($)
UTILITIES - 5.0%
Water Utilities - 5.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (Cost $3,687,559)	316,604	4,343,807

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $180,589)	180,553	180,589

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $77,872,617)	86,670,614
NET OTHER ASSETS (LIABILITIES) - 0.2%	154,725
NET ASSETS - 100.0%	86,825,339

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	11,046,996	10,866,407	23,480	-	-	180,589	0.0%
Total	-	11,046,996	10,866,407	23,480	-	-	180,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Industrials	57,100,747	57,100,747	-	-
Information Technology	3,455,912	3,455,912	-	-
Materials	1,937,623	1,937,623	-	-
Utilities	23,995,743	17,387,966	6,607,777	-

Money Market Funds	180,589	180,589	-	-
Total Investments in Securities:	86,670,614	80,062,837	6,607,777	-
Fidelity® Water Sustainability Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $77,692,028)	$86,490,025
Fidelity Central Funds (cost $180,589)	180,589

Total Investment in Securities (cost $77,872,617)		$86,670,614
Receivable for fund shares sold		63,653
Dividends receivable		197,062
Distributions receivable from Fidelity Central Funds		793
Prepaid expenses		108
Receivable from investment adviser for expense reductions		4,742
Total assets		86,936,972
Liabilities
Payable for fund shares redeemed	$14,691
Accrued management fee	47,354
Transfer agent fee payable	17,185
Other affiliated payables	3,501
Audit fee payable	26,621
Other payables and accrued expenses	2,281
Total Liabilities		111,633
Net Assets		$86,825,339
Net Assets consist of:
Paid in capital		$85,107,637
Total accumulated earnings (loss)		1,717,702
Net Assets		$86,825,339
Net Asset Value, offering price and redemption price per share ($86,825,339 ÷ 5,791,043 shares)		$14.99

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends		$537,905
Income from Fidelity Central Funds		23,480
Total Income		561,385
Expenses
Management fee	$297,090
Transfer agent fees	109,965
Accounting fees and expenses	21,975
Custodian fees and expenses	5,036
Independent trustees' fees and expenses	237
Registration fees	6,619
Audit	26,874
Legal	32
Miscellaneous	168
Total expenses before reductions	467,996
Expense reductions	(51,773)
Total expenses after reductions		416,223
Net Investment income (loss)		145,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	663,409
Foreign currency transactions	5,582
Total net realized gain (loss)		668,991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,633,370
Assets and liabilities in foreign currencies	1,483
Total change in net unrealized appreciation (depreciation)		5,634,853
Net gain (loss)		6,303,844
Net increase (decrease) in net assets resulting from operations		$6,449,006
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$145,162	$364,001
Net realized gain (loss)	668,991	(4,534,447)
Change in net unrealized appreciation (depreciation)	5,634,853	5,690,755
Net increase (decrease) in net assets resulting from operations	6,449,006	1,520,309
Distributions to shareholders	(194,769)	(69,878)

Share transactions
Proceeds from sales of shares	11,332,240	20,026,590
Reinvestment of distributions	175,347	63,456
Cost of shares redeemed	(15,321,371)	(31,388,558)

Net increase (decrease) in net assets resulting from share transactions	(3,813,784)	(11,298,512)
Total increase (decrease) in net assets	2,440,453	(9,848,081)

Net Assets
Beginning of period	84,384,886	94,232,967
End of period	$86,825,339	$84,384,886

Other Information
Shares
Sold	759,524	1,475,734
Issued in reinvestment of distributions	11,461	4,549
Redeemed	(1,036,838)	(2,383,662)
Net increase (decrease)	(265,853)	(903,379)

Financial Highlights
Fidelity® Water Sustainability Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.93	$13.54	$14.84	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.06	(.04)	.01	.02
Net realized and unrealized gain (loss)	1.07	.34	(1.02)	4.28	.73
Total from investment operations	1.09	.40	(1.06)	4.29	.75
Distributions from net investment income	(.03)	(.01)	- D	(.02)	-
Distributions from net realized gain	-	-	(.24)	(.18)	-
Total distributions	(.03)	(.01)	(.24)	(.20)	-
Net asset value, end of period	$14.99	$13.93	$13.54	$14.84	$10.75
Total Return E,F	7.83%	2.96%	(7.44)%	40.20%	7.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.06% I	1.09%	1.11%	1.44%	4.15% I,J,K
Expenses net of fee waivers, if any	.94% I	.95%	1.00%	1.00%	.97% I,J,K
Expenses net of all reductions	.94% I	.95%	1.00%	.98%	.97% I,J,K
Net investment income (loss)	.33% I	.41%	(.29)%	.11%	1.39% I,J,K
Supplemental Data
Net assets, end of period (000 omitted)	$86,825	$84,385	$94,233	$55,774	$4,363
Portfolio turnover rate L	77% I	54%	55%	95%	13% M

AFor the period April 16, 2020 (commencement of operations) through May 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

KAudit fees are not annualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Agricultural Productivity Fund	$60,143,142	$8,967,291	$ (5,521,266)	$3,446,025
Fidelity Water Sustainability Fund	77,977,946	12,391,379	(3,698,711)	8,692,668

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Agricultural Productivity Fund	$ (17,967,474)	$ (1,043,787)	$ (19,011,261)
Fidelity Water Sustainability Fund	(5,548,838)	(2,144,792)	(7,693,630)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	6,202,965	20,034,785
Fidelity Water Sustainability Fund	33,401,108	36,414,380

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Agricultural Productivity Fund	.45%	.22%	.67%
Fidelity Water Sustainability Fund	.45%	.22%	.67%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Agricultural Productivity Fund	.25%
Fidelity Water Sustainability Fund	.25%

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	0.2000%
Fidelity Water Sustainability Fund	0.2000%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.05
Fidelity Water Sustainability Fund	.05

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	0.0498%
Fidelity Water Sustainability Fund	0.0497%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Agricultural Productivity Fund	$ 77
Fidelity Water Sustainability Fund	489

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Agricultural Productivity Fund	84,092	38,739	(3,329)
Fidelity Water Sustainability Fund	15,224	-	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Agricultural Productivity Fund	$73
Fidelity Water Sustainability Fund	74

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Agricultural Productivity Fund	$662	$-	$-
Fidelity Water Sustainability Fund	$-	$-	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Agricultural Productivity Fund	.95%	$ 49,033
Fidelity Water Sustainability Fund	.95%	$ 48,451

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Agricultural Productivity Fund	$ 3,131
Fidelity Water Sustainability Fund	3,322

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Agricultural Productivity Fund **	.94%
Actual		$ 1,000	$ 963.60	$ 4.61
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75

Fidelity® Water Sustainability Fund **	.94%
Actual		$ 1,000	$ 1,078.30	$ 4.88
Hypothetical-B		$ 1,000	$ 1,020.30	$ 4.75

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective December 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® Agricultural Productivity Fund	.89%
Actual		$ 4.37
Hypothetical- B		$ 4.50

Fidelity® Water Sustainability Fund	.89%
Actual		$ 4.62
Hypothetical- B		$ 4.50

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Agricultural Productivity Fund
Fidelity Water Sustainability Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps ) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022.
The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, when compared to other thematic funds in its similar sales load structure group, each fund's total expense ratio was below the similar sale load structure group median.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain expenses, as a percentage of their respective average net assets, exceed 0.95% through September 30, 2024.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contracts). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; and (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.9897394.103
DAS-DSW-SANN-0124
Fidelity® Climate Action Fund

Semi-Annual Report
November 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.7
NVIDIA Corp.	5.6
Alphabet, Inc. Class A	3.8
Moody's Corp.	2.7
Accenture PLC Class A	2.7
Thermo Fisher Scientific, Inc.	2.1
Eaton Corp. PLC	2.0
Kenvue, Inc.	2.0
Marsh & McLennan Companies, Inc.	1.9
IBM Corp.	1.8
32.3

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Illuminated Holdings, Inc.	0.1
Market Sectors (% of Fund's net assets)

Information Technology	34.2
Industrials	18.4
Health Care	11.9
Financials	10.9
Consumer Discretionary	9.2
Consumer Staples	4.7
Communication Services	3.8
Materials	3.1
Energy	1.7
Utilities	1.1
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.8%
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (a)	6,839	906,373
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.5%
BYD Co. Ltd. (A Shares)	4,304	120,111
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	2,893	422,638
MercadoLibre, Inc. (a)	174	281,960
		704,598
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	124	273,079
Household Durables - 1.6%
Mohawk Industries, Inc. (a)	2,136	188,630
TopBuild Corp. (a)	594	175,693
		364,323
Leisure Products - 0.7%
YETI Holdings, Inc. (a)	4,018	171,328
Specialty Retail - 1.5%
Lowe's Companies, Inc.	1,798	357,496
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	645	71,124
On Holding AG (a)	3,445	99,939
		171,063
TOTAL CONSUMER DISCRETIONARY		2,161,998
CONSUMER STAPLES - 4.7%
Household Products - 1.3%
Procter & Gamble Co.	1,948	299,057
Personal Care Products - 3.4%
Kenvue, Inc.	22,821	466,461
L'Oreal SA	730	343,021
		809,482
TOTAL CONSUMER STAPLES		1,108,539
ENERGY - 1.7%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	5,533	186,739
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp.	1,916	87,983
Centrus Energy Corp. Class A (a)	2,270	113,545
		201,528
TOTAL ENERGY		388,267
FINANCIALS - 10.9%
Banks - 0.4%
Amalgamated Financial Corp.	4,849	101,829
Capital Markets - 6.2%
Intercontinental Exchange, Inc.	2,814	320,346
Moody's Corp.	1,765	644,154
Morgan Stanley	3,249	257,776
S&P Global, Inc.	548	227,875
		1,450,151
Consumer Finance - 2.4%
American Express Co.	1,806	308,411
Capital One Financial Corp.	2,325	259,610
		568,021
Insurance - 1.9%
Marsh & McLennan Companies, Inc.	2,246	447,897
TOTAL FINANCIALS		2,567,898
HEALTH CARE - 11.9%
Biotechnology - 2.0%
Gilead Sciences, Inc.	4,193	321,184
Repligen Corp. (a)	973	153,004
		474,188
Health Care Providers & Services - 2.6%
Elevance Health, Inc.	806	386,469
UnitedHealth Group, Inc.	390	215,658
		602,127
Life Sciences Tools & Services - 4.5%
Agilent Technologies, Inc.	2,046	261,479
Danaher Corp.	425	94,907
Mettler-Toledo International, Inc. (a)	186	203,099
Thermo Fisher Scientific, Inc.	1,003	497,247
		1,056,732
Pharmaceuticals - 2.8%
GSK PLC	17,408	312,778
Novo Nordisk A/S Series B	3,515	359,109
		671,887
TOTAL HEALTH CARE		2,804,934
INDUSTRIALS - 18.4%
Aerospace & Defense - 1.1%
BWX Technologies, Inc.	1,214	94,728
Woodward, Inc.	1,260	170,327
		265,055
Building Products - 2.3%
The AZEK Co., Inc. (a)	5,890	203,146
Trane Technologies PLC	1,506	339,467
		542,613
Commercial Services & Supplies - 1.0%
Veralto Corp.	2,945	227,501
Construction & Engineering - 2.2%
AECOM	2,549	226,504
Cadeler A/S (a)	11,267	35,967
Fluor Corp. (a)	3,116	118,501
Quanta Services, Inc.	724	136,336
		517,308
Electrical Equipment - 5.2%
Array Technologies, Inc. (a)	8,897	137,637
Eaton Corp. PLC	2,092	476,327
Enovix Corp. (a)	4,019	44,490
Fluence Energy, Inc. (a)	2,232	55,979
HD Hyundai Electric Co. Ltd.	2,361	152,756
Hubbell, Inc. Class B	296	88,800
Prysmian SpA	2,393	92,027
Vestas Wind Systems A/S (a)	5,913	163,498
		1,211,514
Machinery - 2.4%
Chart Industries, Inc. (a)	278	36,148
Energy Recovery, Inc. (a)	5,718	108,985
Ingersoll Rand, Inc.	3,762	268,720
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	34,200	138,597
		552,450
Professional Services - 3.0%
ICF International, Inc.	1,153	161,362
KBR, Inc.	6,605	341,280
RELX PLC (London Stock Exchange)	5,512	212,117
		714,759
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	566	90,600
Ashtead Technology Holdings PLC	26,842	201,965
		292,565
TOTAL INDUSTRIALS		4,323,765
INFORMATION TECHNOLOGY - 34.2%
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. Class A	3,835	348,947
Flex Ltd. (a)	7,934	201,920
		550,867
IT Services - 4.5%
Accenture PLC Class A	1,907	635,298
IBM Corp.	2,732	433,186
		1,068,484
Semiconductors & Semiconductor Equipment - 12.3%
AEHR Test Systems (a)	1,173	26,932
Aixtron AG	3,274	119,065
Allegro MicroSystems LLC (a)	7,048	191,847
Applied Materials, Inc.	2,890	432,864
ASM International NV (Netherlands)	191	97,860
Enphase Energy, Inc. (a)	554	55,965
First Solar, Inc. (a)	1,624	256,235
NVIDIA Corp.	2,840	1,328,268
ON Semiconductor Corp. (a)	303	21,613
Qualcomm, Inc.	1,719	221,837
SolarEdge Technologies, Inc. (a)	794	63,028
Universal Display Corp.	490	82,908
		2,898,422
Software - 13.2%
Aspen Technology, Inc. (a)	1,322	248,880
CyberArk Software Ltd. (a)	940	187,314
Intuit, Inc.	576	329,161
Microsoft Corp.	4,770	1,807,403
Samsara, Inc. (a)	4,739	130,512
ServiceNow, Inc. (a)	534	366,185
Volue A/S (a)	27,462	46,549
		3,116,004
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	2,219	421,499
TOTAL INFORMATION TECHNOLOGY		8,055,276
MATERIALS - 3.0%
Chemicals - 3.0%
DSM BV	889	90,400
DSM-Firmenich AG	2,105	199,045
Eastman Chemical Co.	1,122	94,057
Linde PLC	799	330,602
		714,104
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Prologis (REIT), Inc.	2,109	242,387
UTILITIES - 1.1%
Electric Utilities - 1.1%
Elia Group SA/NV	800	86,601
Verbund AG	1,769	168,486
		255,087
TOTAL COMMON STOCKS (Cost $21,140,314)		23,528,628

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(b)(c) (Cost $8,330)	400	3,980

Preferred Securities - 0.1%
	Principal Amount (d)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 0% (b)(c)(e) (Cost $12,000)	12,000	12,007

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $123,963)	123,939	123,963

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $21,284,607)	23,668,578
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(112,752)
NET ASSETS - 100.0%	23,555,826

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,987 or 0.1% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Illuminated Holdings, Inc. 0%	9/27/23	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	424,905	3,141,119	3,442,061	5,940	-	-	123,963	0.0%
Total	424,905	3,141,119	3,442,061	5,940	-	-	123,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	906,373	906,373	-	-
Consumer Discretionary	2,161,998	2,161,998	-	-
Consumer Staples	1,108,539	765,518	343,021	-
Energy	388,267	388,267	-	-
Financials	2,567,898	2,567,898	-	-
Health Care	2,804,934	2,133,047	671,887	-
Industrials	4,323,765	3,948,150	375,615	-
Information Technology	8,059,256	8,055,276	-	3,980
Materials	714,104	623,704	90,400	-
Real Estate	242,387	242,387	-	-
Utilities	255,087	255,087	-	-

Preferred Securities	12,007	-	-	12,007

Money Market Funds	123,963	123,963	-	-
Total Investments in Securities:	23,668,578	22,171,668	1,480,923	15,987
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,160,644)	$23,544,615
Fidelity Central Funds (cost $123,963)	123,963

Total Investment in Securities (cost $21,284,607)		$23,668,578
Cash		1,794
Foreign currency held at value (cost $6)		6
Receivable for investments sold		280,320
Receivable for fund shares sold		2,272
Dividends receivable		17,788
Reclaims receivable		14,015
Distributions receivable from Fidelity Central Funds		886
Prepaid expenses		29
Other receivables		1
Total assets		23,985,689
Liabilities
Payable for investments purchased	$320,213
Payable for fund shares redeemed	53,595
Accrued management fee	11,136
Distribution and service plan fees payable	461
Other affiliated payables	5,000
Audit fee payable	27,187
Other payables and accrued expenses	12,271
Total Liabilities		429,863
Net Assets		$23,555,826
Net Assets consist of:
Paid in capital		$26,253,956
Total accumulated earnings (loss)		(2,698,130)
Net Assets		$23,555,826

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($596,834 ÷ 64,232 shares)(a)		$9.29
Maximum offering price per share (100/94.25 of $9.29)		$9.86
Class M :
Net Asset Value and redemption price per share ($454,810 ÷ 49,251 shares)(a)		$9.23
Maximum offering price per share (100/96.50 of $9.23)		$9.56
Class C :
Net Asset Value and offering price per share ($201,839 ÷ 22,128 shares)(a)		$9.12
Fidelity Climate Action Fund :
Net Asset Value, offering price and redemption price per share ($21,107,706 ÷ 2,261,020 shares)		$9.34
Class I :
Net Asset Value, offering price and redemption price per share ($722,263 ÷ 77,371 shares)		$9.34
Class Z :
Net Asset Value, offering price and redemption price per share ($472,374 ÷ 50,419 shares)		$9.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends		$132,910
Income from Fidelity Central Funds		5,940
Total Income		138,850
Expenses
Management fee
Basic fee	$78,799
Performance adjustment	(9,831)
Transfer agent fees	28,289
Distribution and service plan fees	2,776
Accounting fees and expenses	4,143
Custodian fees and expenses	16,956
Independent trustees' fees and expenses	62
Registration fees	26,365
Audit	27,544
Legal	8
Miscellaneous	44
Total expenses before reductions	175,155
Expense reductions	(50,660)
Total expenses after reductions		124,495
Net Investment income (loss)		14,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(603,621)
Foreign currency transactions	241
Total net realized gain (loss)		(603,380)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,768,269
Assets and liabilities in foreign currencies	502
Total change in net unrealized appreciation (depreciation)		1,768,771
Net gain (loss)		1,165,391
Net increase (decrease) in net assets resulting from operations		$1,179,746
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,355	$36,772
Net realized gain (loss)	(603,380)	(2,925,575)
Change in net unrealized appreciation (depreciation)	1,768,771	2,966,454
Net increase (decrease) in net assets resulting from operations	1,179,746	77,651
Distributions to shareholders	(27,441)	(6,506)

Share transactions - net increase (decrease)	(482,633)	2,655,027
Total increase (decrease) in net assets	669,672	2,726,172

Net Assets
Beginning of period	22,886,154	20,159,982
End of period	$23,555,826	$22,886,154

Financial Highlights
Fidelity Advisor® Climate Action Fund Class A

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.85	$8.88	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	- D	(.02)
Net realized and unrealized gain (loss)	.44	(.03) E	(1.10)
Total from investment operations	.44	(.03)	(1.12)
Net asset value, end of period	$9.29	$8.85	$8.88
Total Return F,G,H	4.97%	(.34)%	(11.20)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.71% K	1.95%	2.95% K
Expenses net of fee waivers, if any	1.29% K	1.30%	1.29% K
Expenses net of all reductions	1.29% K	1.30%	1.29% K
Net investment income (loss)	(.10)% K	(.05)%	(.19)% K
Supplemental Data
Net assets, end of period (000 omitted)	$597	$449	$405
Portfolio turnover rate L	114% K	51%	57% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class M

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.81	$8.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.03)	(.04)
Net realized and unrealized gain (loss)	.44	(.02) D	(1.10)
Total from investment operations	.42	(.05)	(1.14)
Net asset value, end of period	$9.23	$8.81	$8.86
Total Return E,F,G	4.77%	(.56)%	(11.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.91% J	2.04%	3.33% J
Expenses net of fee waivers, if any	1.54% J	1.55%	1.55% J
Expenses net of all reductions	1.54% J	1.55%	1.55% J
Net investment income (loss)	(.36)% J	(.30)%	(.45)% J
Supplemental Data
Net assets, end of period (000 omitted)	$455	$431	$132
Portfolio turnover rate K	114% J	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class C

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.72	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.07)	(.09)
Net realized and unrealized gain (loss)	.44	(.03) D	(1.09)
Total from investment operations	.40	(.10)	(1.18)
Net asset value, end of period	$9.12	$8.72	$8.82
Total Return E,F,G	4.59%	(1.13)%	(11.80)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.47% J	2.63%	3.55% J
Expenses net of fee waivers, if any	2.04% J	2.05%	2.04% J
Expenses net of all reductions	2.04% J	2.05%	2.04% J
Net investment income (loss)	(.86)% J	(.80)%	(.94)% J
Supplemental Data
Net assets, end of period (000 omitted)	$202	$199	$265
Portfolio turnover rate K	114% J	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Climate Action Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.02	.01
Net realized and unrealized gain (loss)	.45	(.03) D	(1.11)
Total from investment operations	.46	(.01)	(1.10)
Distributions from net investment income	(.01)	- E	-
Total distributions	(.01)	- E	-
Net asset value, end of period	$9.34	$8.89	$8.90
Total Return F,G	5.18%	(.08)%	(11.00)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.68%	2.66% J
Expenses net of fee waivers, if any	1.04% J	1.05%	1.05% J
Expenses net of all reductions	1.04% J	1.05%	1.05% J
Net investment income (loss)	.14% J	.20%	.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$21,108	$21,237	$19,057
Portfolio turnover rate K	114% J	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class I

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.02	.01
Net realized and unrealized gain (loss)	.45	(.03) D	(1.11)
Total from investment operations	.46	(.01)	(1.10)
Distributions from net investment income	(.01)	- E	-
Total distributions	(.01)	- E	-
Net asset value, end of period	$9.34	$8.89	$8.90
Total Return F,G	5.18%	(.08)%	(11.00)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.25% J	1.55%	2.93% J
Expenses net of fee waivers, if any	1.04% J	1.04%	1.04% J
Expenses net of all reductions	1.04% J	1.04%	1.04% J
Net investment income (loss)	.15% J	.20%	.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$722	$300	$192
Portfolio turnover rate K	114% J	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Climate Action Fund Class Z

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.92	$8.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.03	.02
Net realized and unrealized gain (loss)	.45	(.02) D	(1.11)
Total from investment operations	.46	.01	(1.09)
Distributions from net investment income	(.01)	- E	-
Total distributions	(.01)	- E	-
Net asset value, end of period	$9.37	$8.92	$8.91
Total Return F,G	5.17%	.15%	(10.90)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.21% J	1.40%	3.00% J
Expenses net of fee waivers, if any	.89% J	.90%	.90% J
Expenses net of all reductions	.89% J	.89%	.90% J
Net investment income (loss)	.30% J	.35%	.20% J
Supplemental Data
Net assets, end of period (000 omitted)	$472	$270	$109
Portfolio turnover rate K	114% J	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

EAmount represents less than $.005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,291,577
Gross unrealized depreciation	(949,875)
Net unrealized appreciation (depreciation)	$2,341,702
Tax cost	$21,326,876

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,190,530)
Long-term	(1,222,386)
Total capital loss carryforward	$(4,412,916)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	13,266,338	13,473,473
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of Climate Action as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$651	$150
Class M	.25%	.25%	1,114	58
Class C	.75%	.25%	1,011	363
			$2,776	$571

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,543
Class M	8
Class CA	4
$1,555

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for type setting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$674.26
Class M	421.19
Class C	250.25
Fidelity Climate Action Fund	26,543.25
Class I	319.12
Class Z	82.04
	$28,289

A Annualized

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000%
Class M	0.1756%
Class C	0.2000%
Fidelity Climate Action Fund	0.2000%
Class I	0.1238%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Climate Action Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Climate Action Fund	0.0354%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Climate Action Fund	$ 161

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Climate Action Fund	612,115	619,666	(15,401)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Climate Action Fund	$20

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2024. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$1,074
Class M	1.55%	798
Class C	2.05%	425
Fidelity Climate Action Fund	1.05%	46,321
Class I	1.05%	565
Class Z	.90%	604
		$49,787

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $873.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2023	Year ended May 31, 2023
Fidelity Climate Action Fund
Distributions to shareholders
Fidelity Climate Action Fund	26,705	6,404
Class I	371	65
Class Z	365	37
Total	$27,441	$6,506
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2023	Year ended May 31, 2023	Six months ended November 30, 2023	Year ended May 31, 2023
Fidelity Climate Action Fund
Class A
Shares sold	15,228	18,907	$140,137	$163,388
Shares redeemed	(1,753)	(13,763)	(16,042)	(114,724)
Net increase (decrease)	13,475	5,144	$124,095	$48,664
Class M
Shares sold	314	44,693	$2,859	$359,887
Shares redeemed	-	(10,692)	-	(91,173)
Net increase (decrease)	314	34,001	$2,859	$268,714
Class C
Shares sold	2,292	3,385	$20,117	$29,156
Shares redeemed	(2,974)	(10,644)	(25,830)	(90,431)
Net increase (decrease)	(682)	(7,259)	$(5,713)	$(61,275)
Fidelity Climate Action Fund
Shares sold	418,731	897,710	$3,840,696	$7,735,911
Reinvestment of distributions	2,556	700	24,432	5,821
Shares redeemed	(548,151)	(651,433)	(5,070,428)	(5,591,632)
Net increase (decrease)	(126,864)	246,977	$(1,205,300)	$2,150,100
Class I
Shares sold	43,651	13,275	$411,868	$101,890
Reinvestment of distributions	39	8	371	65
Shares redeemed	(40)	(1,163)	(348)	(9,038)
Net increase (decrease)	43,650	12,120	$411,891	$92,917
Class Z
Shares sold	20,616	22,454	$193,334	$192,863
Reinvestment of distributions	34	4	321	37
Shares redeemed	(478)	(4,407)	(4,120)	(36,993)
Net increase (decrease)	20,172	18,051	$189,535	$155,907
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023
Fidelity® Climate Action Fund
Class A	1.29%
Actual		$ 1,000	$ 1,049.70	$ 6.61
Hypothetical-B		$ 1,000	$ 1,018.55	$ 6.51
Class M	1.54%
Actual		$ 1,000	$ 1,047.70	$ 7.88
Hypothetical-B		$ 1,000	$ 1,017.30	$ 7.77
Class C	2.04%
Actual		$ 1,000	$ 1,045.90	$ 10.43
Hypothetical-B		$ 1,000	$ 1,014.80	$ 10.28
Fidelity® Climate Action Fund **	1.04%
Actual		$ 1,000	$ 1,051.80	$ 5.33
Hypothetical-B		$ 1,000	$ 1,019.80	$ 5.25
Class I	1.04%
Actual		$ 1,000	$ 1,051.80	$ 5.33
Hypothetical-B		$ 1,000	$ 1,019.80	$ 5.25
Class Z	.89%
Actual		$ 1,000	$ 1,051.70	$ 4.57
Hypothetical-B		$ 1,000	$ 1,020.55	$ 4.50

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective December 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Climate Action Fund
Fidelity® Climate Action Fund	.99%
Actual		$ 5.08
Hypothetical- B		$ 5.00

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Climate Action Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked equal to the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, 0.90%, and 1.05% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9901891.102
CLA-SANN-0124
Fidelity® SAI Sustainable Future Fund

Semi-Annual Report
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.3
NVIDIA Corp.	5.2
Alphabet, Inc. Class C	4.4
Eaton Corp. PLC	3.1
Amazon.com, Inc.	3.0
Linde PLC	2.4
Trane Technologies PLC	2.1
Apple, Inc.	2.0
Eli Lilly & Co.	1.9
UnitedHealth Group, Inc.	1.7
35.1

Market Sectors (% of Fund's net assets)

Information Technology	28.0
Industrials	15.0
Financials	13.2
Health Care	12.8
Consumer Discretionary	9.3
Communication Services	7.5
Materials	5.1
Energy	3.3
Consumer Staples	3.1
Real Estate	0.3

Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	5,873	225,112
Entertainment - 0.6%
Netflix, Inc. (a)	331	156,884
Interactive Media & Services - 5.4%
Alphabet, Inc. Class C (a)	9,126	1,222,154
Meta Platforms, Inc. Class A (a)	808	264,337
		1,486,491
Media - 0.7%
Comcast Corp. Class A	4,796	200,904
TOTAL COMMUNICATION SERVICES		2,069,391
CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.5%
Aptiv PLC (a)	952	78,864
Lear Corp.	478	63,933
		142,797
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	5,765	842,209
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	1,299	164,116
Marriott International, Inc. Class A	793	160,741
		324,857
Household Durables - 0.2%
D.R. Horton, Inc.	355	45,323
Specialty Retail - 3.2%
Lowe's Companies, Inc.	1,077	214,140
The Home Depot, Inc.	1,003	314,430
TJX Companies, Inc.	4,003	352,704
		881,274
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	1,175	97,203
NIKE, Inc. Class B	2,014	222,084
		319,287
TOTAL CONSUMER DISCRETIONARY		2,555,747
CONSUMER STAPLES - 3.1%
Beverages - 0.7%
The Coca-Cola Co.	3,314	193,670
Consumer Staples Distribution & Retail - 1.1%
Target Corp.	2,348	314,186
Household Products - 0.6%
The Clorox Co.	1,046	149,944
Personal Care Products - 0.7%
Kenvue, Inc.	4,440	90,754
L'Oreal SA	194	91,159
		181,913
TOTAL CONSUMER STAPLES		839,713
ENERGY - 3.3%
Energy Equipment & Services - 2.1%
Baker Hughes Co. Class A	7,869	265,579
Seadrill Ltd. (a)	3,740	165,981
TechnipFMC PLC	6,575	136,234
		567,794
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc.	925	168,489
Hess Corp.	1,151	161,785
		330,274
TOTAL ENERGY		898,068
FINANCIALS - 13.2%
Banks - 1.2%
Bank of America Corp.	4,318	131,656
Huntington Bancshares, Inc.	1,418	15,967
JPMorgan Chase & Co.	1,248	194,788
		342,411
Capital Markets - 3.8%
BlackRock, Inc. Class A	414	311,009
CME Group, Inc.	574	125,339
Deutsche Borse AG	373	70,910
Intercontinental Exchange, Inc.	1,998	227,452
KKR & Co. LP	2,116	160,477
Raymond James Financial, Inc.	1,513	159,092
		1,054,279
Consumer Finance - 0.8%
American Express Co.	1,326	226,441
Financial Services - 3.3%
MasterCard, Inc. Class A	1,061	439,074
Visa, Inc. Class A	1,677	430,452
Voya Financial, Inc.	332	23,741
		893,267
Insurance - 4.1%
Arthur J. Gallagher & Co.	1,325	329,925
Chubb Ltd.	706	161,978
MetLife, Inc.	3,397	216,151
Progressive Corp.	1,306	214,223
The Travelers Companies, Inc.	1,093	197,418
		1,119,695
TOTAL FINANCIALS		3,636,093
HEALTH CARE - 12.8%
Biotechnology - 2.1%
AbbVie, Inc.	721	102,663
Gilead Sciences, Inc.	2,380	182,308
Regeneron Pharmaceuticals, Inc. (a)	119	98,033
Vertex Pharmaceuticals, Inc. (a)	554	196,565
		579,569
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	3,517	196,565
GE Healthcare Holding LLC	117	8,010
		204,575
Health Care Providers & Services - 4.1%
Cigna Group	1,056	277,601
CVS Health Corp.	2,839	192,910
Humana, Inc.	383	185,701
UnitedHealth Group, Inc.	860	475,554
		1,131,766
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	1,898	242,564
Danaher Corp.	536	119,694
Mettler-Toledo International, Inc. (a)	54	58,964
Thermo Fisher Scientific, Inc.	222	110,059
		531,281
Pharmaceuticals - 3.9%
Eli Lilly & Co.	875	517,160
Merck & Co., Inc.	1,837	188,256
Novo Nordisk A/S Series B	1,921	196,258
Zoetis, Inc. Class A	977	172,607
		1,074,281
TOTAL HEALTH CARE		3,521,472
INDUSTRIALS - 15.0%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	502	224,781
Building Products - 3.8%
Carrier Global Corp.	3,437	178,587
Fortune Brands Home & Security, Inc.	1,832	125,364
The AZEK Co., Inc. (a)	4,665	160,896
Trane Technologies PLC	2,567	578,627
		1,043,474
Commercial Services & Supplies - 0.0%
Veralto Corp.	74	5,717
Construction & Engineering - 0.8%
AECOM	2,329	206,955
Electrical Equipment - 4.4%
Eaton Corp. PLC	3,827	871,370
Hubbell, Inc. Class B	522	156,600
Prysmian SpA	4,959	190,707
		1,218,677
Ground Transportation - 1.1%
Uber Technologies, Inc. (a)	5,176	291,823
Industrial Conglomerates - 1.5%
General Electric Co.	1,782	217,048
Honeywell International, Inc.	1,053	206,304
		423,352
Machinery - 2.2%
Caterpillar, Inc.	1,081	271,028
Cummins, Inc.	908	203,537
Pentair PLC	2,000	129,080
		603,645
Professional Services - 0.4%
Equifax, Inc.	535	116,475
TOTAL INDUSTRIALS		4,134,899
INFORMATION TECHNOLOGY - 28.0%
Electronic Equipment, Instruments & Components - 1.0%
Jabil, Inc.	2,318	267,312
IT Services - 2.3%
Accenture PLC Class A	1,109	369,452
Shopify, Inc. Class A (a)	3,730	271,619
		641,071
Semiconductors & Semiconductor Equipment - 10.1%
Analog Devices, Inc.	704	129,100
Applied Materials, Inc.	1,179	176,591
Lam Research Corp.	300	214,776
Marvell Technology, Inc.	1,644	91,620
MKS Instruments, Inc.	247	20,390
NVIDIA Corp.	3,080	1,440,516
NXP Semiconductors NV	471	96,122
ON Semiconductor Corp. (a)	1,484	105,854
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,166	405,393
Universal Display Corp.	650	109,980
		2,790,342
Software - 12.6%
Adobe, Inc. (a)	365	223,019
HubSpot, Inc. (a)	353	174,357
Intuit, Inc.	456	260,586
Microsoft Corp.	6,721	2,546,650
Oracle Corp.	2,352	273,326
		3,477,938
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	2,854	542,117
TOTAL INFORMATION TECHNOLOGY		7,718,780
MATERIALS - 5.1%
Chemicals - 2.4%
Linde PLC	1,645	680,652
Containers & Packaging - 1.4%
Aptargroup, Inc.	632	80,194
Avery Dennison Corp.	151	29,370
O-I Glass, Inc. (a)	18,320	270,403
		379,967
Metals & Mining - 1.3%
Gold Fields Ltd. sponsored ADR	7,648	116,938
Newmont Corp.	5,848	235,031
		351,969
TOTAL MATERIALS		1,412,588
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Extra Space Storage, Inc.	186	24,212
SL Green Realty Corp.	918	33,571
Weyerhaeuser Co.	485	15,205
		72,988
TOTAL COMMON STOCKS (Cost $25,034,273)		26,859,739

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $971,565)	971,370	971,565

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $26,005,838)	27,831,304
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(300,812)
NET ASSETS - 100.0%	27,530,492

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	253,749	8,762,238	8,044,422	15,647	-	-	971,565	0.0%
Total	253,749	8,762,238	8,044,422	15,647	-	-	971,565

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,069,391	2,069,391	-	-
Consumer Discretionary	2,555,747	2,555,747	-	-
Consumer Staples	839,713	748,554	91,159	-
Energy	898,068	898,068	-	-
Financials	3,636,093	3,565,183	70,910	-
Health Care	3,521,472	3,325,214	196,258	-
Industrials	4,134,899	4,134,899	-	-
Information Technology	7,718,780	7,718,780	-	-
Materials	1,412,588	1,412,588	-	-
Real Estate	72,988	72,988	-	-

Money Market Funds	971,565	971,565	-	-
Total Investments in Securities:	27,831,304	27,472,977	358,327	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $25,034,273)	$26,859,739
Fidelity Central Funds (cost $971,565)	971,565

Total Investment in Securities (cost $26,005,838)		$27,831,304
Receivable for fund shares sold		236,597
Dividends receivable		24,942
Distributions receivable from Fidelity Central Funds		5,109
Prepaid expenses		9
Receivable from investment adviser for expense reductions		5,933
Other receivables		48
Total assets		28,103,942
Liabilities
Payable for investments purchased	$524,306
Payable for fund shares redeemed	17,229
Accrued management fee	9,832
Other payables and accrued expenses	22,083
Total Liabilities		573,450
Net Assets		$27,530,492
Net Assets consist of:
Paid in capital		$25,901,737
Total accumulated earnings (loss)		1,628,755
Net Assets		$27,530,492
Net Asset Value, offering price and redemption price per share ($27,530,492 ÷ 2,671,117 shares)		$10.31

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends		$78,903
Income from Fidelity Central Funds		15,647
Total Income		94,550
Expenses
Management fee	$31,916
Custodian fees and expenses	6,593
Independent trustees' fees and expenses	23
Registration fees	5,564
Audit	21,550
Legal	3
Miscellaneous	12
Total expenses before reductions	65,661
Expense reductions	(29,613)
Total expenses after reductions		36,048
Net Investment income (loss)		58,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(139,148)
Foreign currency transactions	22
Total net realized gain (loss)		(139,126)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,568,947
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		1,568,943
Net gain (loss)		1,429,817
Net increase (decrease) in net assets resulting from operations		$1,488,319
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,502	$31,080
Net realized gain (loss)	(139,126)	(112,839)
Change in net unrealized appreciation (depreciation)	1,568,943	321,133
Net increase (decrease) in net assets resulting from operations	1,488,319	239,374
Distributions to shareholders	(21,611)	(11,410)

Share transactions
Proceeds from sales of shares	20,765,789	5,686,023
Reinvestment of distributions	20,052	11,161
Cost of shares redeemed	(1,156,166)	(427,453)

Net increase (decrease) in net assets resulting from share transactions	19,629,675	5,269,731
Total increase (decrease) in net assets	21,096,383	5,497,695

Net Assets
Beginning of period	6,434,109	936,414
End of period	$27,530,492	$6,434,109

Other Information
Shares
Sold	2,097,982	631,258
Issued in reinvestment of distributions	1,974	1,237
Redeemed	(114,701)	(46,883)
Net increase (decrease)	1,985,255	585,612

Financial Highlights
Fidelity® SAI Sustainable Future Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.09	.01
Net realized and unrealized gain (loss)	.91	(.01) D	(.67)
Total from investment operations	.96	.08	(.66)
Distributions from net investment income	(.03)	(.04)	-
Total distributions	(.03)	(.04)	-
Net asset value, end of period	$10.31	$9.38	$9.34
Total Return E,F	10.19%	.90%	(6.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.07% I	3.41%	7.05% I,J
Expenses net of fee waivers, if any	.59% I,K	.59%	.60% I,J
Expenses net of all reductions	.59% I	.59%	.60% I,J
Net investment income (loss)	.96% I	1.04%	.53% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$27,530	$6,434	$936
Portfolio turnover rate L	22% I	43%	1% M

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity SAI Sustainable Future Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,187,542
Gross unrealized depreciation	(398,726)
Net unrealized appreciation (depreciation)	$1,788,816
Tax cost	$26,042,488

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(71,191)
Long-term	(9,149)
Total capital loss carryforward	$(80,340)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Future Fund	20,592,096	1,359,810
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable Future Fund	$164

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Future Fund	395,340	5,700	(1,080)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Sustainable Future Fund	$6
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .60% of average net assets. This reimbursement will remain in place through September 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $29,268.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $182.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $163.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® SAI Sustainable Future Fund	.59%
Actual		$ 1,000	$ 1,101.90	$ 3.10
Hypothetical-B		$ 1,000	$ 1,022.05	$ 2.98

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Future Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2022 and below the competitive median of the asset size peer group for the period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.60% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9905644.101
FSP-SANN-0124
Fidelity® SAI Sustainable U.S. Equity Fund

Semi-Annual Report
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.1
NVIDIA Corp.	3.8
Alphabet, Inc. Class A	3.2
Salesforce, Inc.	3.2
Apple, Inc.	3.1
Amazon.com, Inc.	3.0
Intuit, Inc.	2.8
The Travelers Companies, Inc.	2.3
Procter & Gamble Co.	2.2
Accenture PLC Class A	2.1
34.8

Market Sectors (% of Fund's net assets)

Information Technology	28.2
Health Care	12.6
Financials	11.7
Consumer Discretionary	10.7
Communication Services	9.3
Industrials	9.3
Materials	4.8
Consumer Staples	4.1
Energy	3.8
Utilities	2.1
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Entertainment - 4.1%
Netflix, Inc. (a)	1,607	761,670
The Walt Disney Co.	8,237	763,488
		1,525,158
Interactive Media & Services - 3.2%
Alphabet, Inc. Class A (a)	8,901	1,179,650
Media - 2.0%
Comcast Corp. Class A	10,002	418,984
Interpublic Group of Companies, Inc.	10,539	323,969
		742,953
TOTAL COMMUNICATION SERVICES		3,447,761
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.6%
Aptiv PLC (a)	2,730	226,153
Automobiles - 1.0%
General Motors Co.	6,794	214,690
Tesla, Inc. (a)	607	145,729
		360,419
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	7,672	1,120,802
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	4,217	240,242
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. Class A	2,621	531,277
Household Durables - 0.7%
Taylor Morrison Home Corp. (a)	5,708	257,431
Specialty Retail - 1.4%
Lowe's Companies, Inc.	2,543	505,625
Textiles, Apparel & Luxury Goods - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	621	474,996
Tapestry, Inc.	7,332	232,204
		707,200
TOTAL CONSUMER DISCRETIONARY		3,949,149
CONSUMER STAPLES - 4.1%
Consumer Staples Distribution & Retail - 0.6%
Sprouts Farmers Market LLC (a)	4,983	214,668
Food Products - 0.6%
Darling Ingredients, Inc. (a)	3,807	167,013
Nomad Foods Ltd. (a)	3,033	48,983
		215,996
Household Products - 2.2%
Procter & Gamble Co.	5,399	828,854
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	1,993	254,486
TOTAL CONSUMER STAPLES		1,514,004
ENERGY - 3.8%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	15,153	511,414
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	2,199	400,548
Equinor ASA	9,446	301,793
Occidental Petroleum Corp.	3,353	198,330
		900,671
TOTAL ENERGY		1,412,085
FINANCIALS - 11.7%
Banks - 1.8%
Bank of America Corp.	21,746	663,036
Capital Markets - 4.8%
BlackRock, Inc. Class A	798	599,482
Moody's Corp.	1,948	710,942
Northern Trust Corp.	6,070	481,048
		1,791,472
Consumer Finance - 1.5%
American Express Co.	3,274	559,101
Financial Services - 1.3%
MasterCard, Inc. Class A	1,173	485,423
Insurance - 2.3%
The Travelers Companies, Inc.	4,630	836,271
TOTAL FINANCIALS		4,335,303
HEALTH CARE - 12.6%
Biotechnology - 1.1%
Moderna, Inc. (a)	1,055	81,974
Vertex Pharmaceuticals, Inc. (a)	962	341,327
		423,301
Health Care Providers & Services - 4.0%
Centene Corp. (a)	5,405	398,240
Cigna Group	2,741	720,554
CVS Health Corp.	5,377	365,367
		1,484,161
Life Sciences Tools & Services - 3.4%
Danaher Corp.	3,317	740,719
ICON PLC (a)	1,905	508,521
		1,249,240
Pharmaceuticals - 4.1%
Merck & Co., Inc.	7,051	722,586
UCB SA	4,081	301,357
Zoetis, Inc. Class A	2,702	477,362
		1,501,305
TOTAL HEALTH CARE		4,658,007
INDUSTRIALS - 9.3%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	2,494	378,115
Building Products - 0.8%
Johnson Controls International PLC	5,931	313,157
Commercial Services & Supplies - 0.2%
Veralto Corp.	1,085	83,816
Electrical Equipment - 2.7%
Acuity Brands, Inc.	2,141	383,796
Generac Holdings, Inc. (a)	1,433	167,761
Prysmian SpA	4,901	188,476
Regal Rexnord Corp.	2,027	242,835
		982,868
Machinery - 2.3%
Deere & Co.	887	323,232
Energy Recovery, Inc. (a)	5,204	99,188
Ingersoll Rand, Inc.	5,816	415,437
		837,857
Professional Services - 2.3%
KBR, Inc.	11,579	598,287
Manpower, Inc.	3,198	237,324
		835,611
TOTAL INDUSTRIALS		3,431,424
INFORMATION TECHNOLOGY - 28.2%
IT Services - 2.1%
Accenture PLC Class A	2,391	796,538
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	3,831	464,164
NVIDIA Corp.	2,989	1,397,955
ON Semiconductor Corp. (a)	5,903	421,061
		2,283,180
Software - 16.8%
Adobe, Inc. (a)	1,071	654,392
Intuit, Inc.	1,797	1,026,914
Microsoft Corp.	8,910	3,376,085
Salesforce, Inc. (a)	4,682	1,179,396
		6,236,787
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	5,995	1,138,750
TOTAL INFORMATION TECHNOLOGY		10,455,255
MATERIALS - 4.8%
Chemicals - 2.0%
Linde PLC	1,749	723,684
Containers & Packaging - 2.8%
Avery Dennison Corp.	3,366	654,687
Crown Holdings, Inc.	4,423	380,422
		1,035,109
TOTAL MATERIALS		1,758,793
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Prologis (REIT), Inc.	6,102	701,303
UTILITIES - 2.1%
Electric Utilities - 1.0%
NextEra Energy, Inc.	6,559	383,767
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	8,125	202,881
Water Utilities - 0.5%
American Water Works Co., Inc.	1,523	200,792
TOTAL UTILITIES		787,440
TOTAL COMMON STOCKS (Cost $34,333,350)		36,450,524

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $1,310,944)	1,310,682	1,310,944

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $35,644,294)	37,761,468
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(754,048)
NET ASSETS - 100.0%	37,007,420

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	268,489	11,505,568	10,463,113	17,112	-	-	1,310,944	0.0%
Total	268,489	11,505,568	10,463,113	17,112	-	-	1,310,944

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,447,761	3,447,761	-	-
Consumer Discretionary	3,949,149	3,949,149	-	-
Consumer Staples	1,514,004	1,514,004	-	-
Energy	1,412,085	1,110,292	301,793	-
Financials	4,335,303	4,335,303	-	-
Health Care	4,658,007	4,658,007	-	-
Industrials	3,431,424	3,431,424	-	-
Information Technology	10,455,255	10,455,255	-	-
Materials	1,758,793	1,758,793	-	-
Real Estate	701,303	701,303	-	-
Utilities	787,440	787,440	-	-

Money Market Funds	1,310,944	1,310,944	-	-
Total Investments in Securities:	37,761,468	37,459,675	301,793	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		November 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $34,333,350)	$36,450,524
Fidelity Central Funds (cost $1,310,944)	1,310,944

Total Investment in Securities (cost $35,644,294)		$37,761,468
Receivable for fund shares sold		317,140
Dividends receivable		31,656
Distributions receivable from Fidelity Central Funds		5,420
Prepaid expenses		11
Receivable from investment adviser for expense reductions		8,120
Other receivables		49
Total assets		38,123,864
Liabilities
Payable for investments purchased	$1,057,180
Payable for fund shares redeemed	21,276
Accrued management fee	13,040
Other payables and accrued expenses	24,948
Total Liabilities		1,116,444
Net Assets		$37,007,420
Net Assets consist of:
Paid in capital		$34,947,801
Total accumulated earnings (loss)		2,059,619
Net Assets		$37,007,420
Net Asset Value, offering price and redemption price per share ($37,007,420 ÷ 3,600,915 shares)		$10.28

Statement of Operations
		Six months ended November 30, 2023 (Unaudited)
Investment Income
Dividends		$106,117
Income from Fidelity Central Funds		17,112
Total Income		123,229
Expenses
Management fee	$41,602
Custodian fees and expenses	10,240
Independent trustees' fees and expenses	30
Registration fees	6,198
Audit	21,551
Legal	4
Miscellaneous	16
Total expenses before reductions	79,641
Expense reductions	(32,602)
Total expenses after reductions		47,039
Net Investment income (loss)		76,190
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(40,301)
Foreign currency transactions	243
Total net realized gain (loss)		(40,058)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,635,442
Assets and liabilities in foreign currencies	(32)
Total change in net unrealized appreciation (depreciation)		1,635,410
Net gain (loss)		1,595,352
Net increase (decrease) in net assets resulting from operations		$1,671,542
Statement of Changes in Net Assets

	Six months ended November 30, 2023 (Unaudited)	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,190	$38,390
Net realized gain (loss)	(40,058)	(85,243)
Change in net unrealized appreciation (depreciation)	1,635,410	550,925
Net increase (decrease) in net assets resulting from operations	1,671,542	504,072
Distributions to shareholders	(21,863)	(18,138)

Share transactions
Proceeds from sales of shares	28,545,317	7,183,631
Reinvestment of distributions	20,127	17,819
Cost of shares redeemed	(1,252,062)	(570,765)

Net increase (decrease) in net assets resulting from share transactions	27,313,382	6,630,685
Total increase (decrease) in net assets	28,963,061	7,116,619

Net Assets
Beginning of period	8,044,359	927,740
End of period	$37,007,420	$8,044,359

Other Information
Shares
Sold	2,886,512	796,395
Issued in reinvestment of distributions	1,943	1,996
Redeemed	(124,895)	(61,367)
Net increase (decrease)	2,763,560	737,024

Financial Highlights
Fidelity® SAI Sustainable U.S. Equity Fund

	Six months ended (Unaudited) November 30, 2023	Years ended May 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$9.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.10 D	.01
Net realized and unrealized gain (loss)	.64	.32	(.76)
Total from investment operations	.69	.42	(.75)
Distributions from net investment income	(.02)	(.06)	-
Total distributions	(.02)	(.06)	-
Net asset value, end of period	$10.28	$9.61	$9.25
Total Return E,F	7.18%	4.53%	(7.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I	3.03%	7.28% I,J
Expenses net of fee waivers, if any	.59% I	.59%	.60% I,J
Expenses net of all reductions	.59% I	.59%	.60% I,J
Net investment income (loss)	.95% I	1.07% D	.73% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$37,007	$8,044	$928
Portfolio turnover rate K	26% I	35%	2% L

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended November 30, 2023

1. Organization.
Fidelity SAI Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,910,967
Gross unrealized depreciation	(844,045)
Net unrealized appreciation (depreciation)	$2,066,922
Tax cost	$35,694,546

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(41,060)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable U.S. Equity Fund	29,195,557	2,202,614
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable U.S. Equity Fund	$190

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable U.S. Equity Fund	534,070	311,945	18,393
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Sustainable U.S. Equity Fund	$8
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .60% of average net assets. This reimbursement will remain in place through September 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $32,208.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $189.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $205.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® SAI Sustainable U.S. Equity Fund	.59%
Actual		$ 1,000	$ 1,071.80	$ 3.06
Hypothetical-B		$ 1,000	$ 1,022.05	$ 2.98

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable U.S. Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2022 and below the competitive median of the asset size peer group for the period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9904863.101
EFS-SANN-0124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2024